Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006504 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OTCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006509 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	OTCBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006510 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OTCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	OTCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006513 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R1
Trading Symbol	OTCGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006515 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R2
Trading Symbol	MCPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006516 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	OTCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006505 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	OTCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000124428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OTCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 14,905,402,883
Holdings Count | Holding	97
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%

C000006517 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Fund
Class Name	MFS® U.S. Government Money Market Fund
Trading Symbol	MCMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS U.S. Government Money Market Fund	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 356,867,971
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/25
Net Assets ($):	356,867,971
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.1%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.9%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.8%
8 - 29 days	18.0%
30 - 59 days	25.8%
60 - 89 days	13.2%
90 - 365 days	5.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
C000107817 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class A
Trading Symbol	GLNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107818 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class B
Trading Symbol	GLNBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	2.11%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.11%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107819 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class C
Trading Symbol	GLNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	2.11%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.11%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class I
Trading Symbol	GLNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R1
Trading Symbol	GLNJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	2.11%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.11%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R2
Trading Symbol	GLNKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$78	1.61%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.61%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R3
Trading Symbol	GLNLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000107824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R4
Trading Symbol	GLNMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000124429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R6
Trading Symbol	GLNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 70,783,016
Holdings Count | Holding	100
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%

C000159993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	BRKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	BRKBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	1.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159995 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	BRKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	1.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159996 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	BRKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159997 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	BRKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$62	1.24%
For the period from September 1, 2024 through February 28, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $99 and 1.99%, respectively.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159998 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	BRKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000159999 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	BRKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000160000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	BRKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000160001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	BRKVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 89,556,776
Holdings Count | Holding	135
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%

C000160011 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class A
Trading Symbol	BRXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class B
Trading Symbol	BRXBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class C
Trading Symbol	BRXCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class I
Trading Symbol	BRXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R1
Trading Symbol	BRXRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R2
Trading Symbol	BRXSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R3
Trading Symbol	BRXTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R4
Trading Symbol	BRXUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%

C000160019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R6
Trading Symbol	BRXVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 879,952,586
Holdings Count | Holding	151
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%